Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Regulatory Assets [Line Items]
Total regulatory assets	$ 5,206	$ 5,022
Less: Current portion	(1,019)	(915)
Long-term regulatory assets	4,187	4,107
Regulatory Liabilities [Line Items]
Total regulatory liabilities	4,458	4,262
Less: Current portion	(469)	(452)
Long-term regulatory liabilities	3,989	3,810
Future cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,958	1,853
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,420	1,349
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	454	467
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	186	183
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	175	164
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	69	68
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	196	178
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	2,507	2,424
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	699	701
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	590	552
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	194	192
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	166	145
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	129	135
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	116	109
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	91	84
Business development deposit tax
Regulatory Assets [Line Items]
Total regulatory assets	67	58
Roadrunner Reserve 1 cost deferral
Regulatory Assets [Line Items]
Total regulatory assets	50	23
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	46	49
Meter cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	34	37
Other regulatory liabilities
Regulatory Assets [Line Items]
Total regulatory assets	$ 517	$ 513